Document And Entity Information	12 Months Ended
Mar. 31, 2023
Document Information Line Items
Entity Registrant Name	YS Biopharma Co., Ltd.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On May 12, 2023, YS Biopharma Co., Ltd filed Amendment No.1 to a Registration Statement on Form F-1 (Registration No. 333-271221), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on June 5, 2023 (the “Registration Statement”).This post-effective amendment is being filed to update the Registration Statement to (i) include information contained in the registrant’s annual report on Form 20-F for the fiscal year ended March 31, 2023, initially filed with the SEC on July 26, 2023, and (ii) to update certain other information contained in the Registration Statement.No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001946399
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9